Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution
Balance at beginning of period	R$ 15,152	R$ 24,977	R$ 6,961
Recognition in equity	(147)	(8,653)	8,800
Recognition in profit or loss	10,958	1,775	10,238
Other	5,294	(4,956)	(611)
Exchange variation effect	732	2,010	(411)
Balance at end of period	31,989	15,152	24,977
Deferred tax asset	35,297	23,884	27,673
Deferred tax liabilities	(3,308)	(8,732)	(2,696)
Provisions
Income tax and social contribution
Balance at beginning of period	2,038	1,597	1,653
Recognition in equity	0	0	0
Recognition in profit or loss	(437)	107	350
Other	0	0	0
Exchange variation effect	76	334	(406)
Balance at end of period	1,677	2,038	1,597
Deferred tax asset	1,739	2,075	1,597
Deferred tax liabilities	(62)	(37)	0
Salaries and welfare charges
Income tax and social contribution
Balance at beginning of period	18,447	10,122	6,643
Recognition in equity	0	0	0
Recognition in profit or loss	6,354	7,236	3,447
Other	0	0	0
Exchange variation effect	968	1,090	32
Balance at end of period	25,768	18,447	10,122
Deferred tax asset	25,768	18,447	10,122
Deferred tax liabilities	0	0	0
Lease
Income tax and social contribution
Balance at beginning of period	2,168	1,583	0
Recognition in equity	0	0	0
Recognition in profit or loss	(41)	486	1,589
Other	0	0	0
Exchange variation effect	(5)	98	(7)
Balance at end of period	2,122	2,168	1,583
Deferred tax asset	2,122	2,168	1,583
Deferred tax liabilities	0	0	0
Other items
Income tax and social contribution
Balance at beginning of period	(8,629)	(2,435)	(1,335)
Recognition in equity	0	0	0
Recognition in profit or loss	2,630	(1,119)	(493)
Other	6,913	(4,956)	(611)
Exchange variation effect	(307)	(119)	4
Balance at end of period	607	(8,629)	(2,435)
Deferred tax asset	2,440	66	261
Deferred tax liabilities	(1,833)	(8,695)	(2,696)
Indemnity on stock options plan
Income tax and social contribution
Balance at beginning of period	214	13,304	0
Recognition in equity	(147)	(8,653)	8,800
Recognition in profit or loss	(67)	(4,757)	4,527
Other	0	0	0
Exchange variation effect	0	321	(23)
Balance at end of period	0	214	13,304
Deferred tax asset	0	214	13,304
Deferred tax liabilities	0	0	0
Tax loss carry amount
Income tax and social contribution
Balance at beginning of period	914	806	0
Recognition in equity	0	0	0
Recognition in profit or loss	2,519	(178)	818
Other	(1,618)	0	0
Exchange variation effect	0	286	(11)
Balance at end of period	1,815	914	806
Deferred tax asset	3,228	914	806
Deferred tax liabilities	R$ (1,413)	R$ 0	R$ 0